Annual Operating Expenses {- Fidelity Advisor Freedom® 2010 Fund} - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-17 - Fidelity Advisor Freedom® 2010 Fund	Jul. 13, 2021
Class A
Operating Expenses:
Management fee	0.50%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	none
Total annual operating expenses	0.75%	[1]
Class M
Operating Expenses:
Management fee	0.50%	[1]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	none
Total annual operating expenses	1.00%	[1]
Class C
Operating Expenses:
Management fee	0.50%	[1]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	none
Total annual operating expenses	1.50%	[1]
Class I
Operating Expenses:
Management fee	0.50%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.50%	[1]
Class Z
Operating Expenses:
Management fee	0.44%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.44%	[1]

[1]	(a)Adjusted to reflect current fees.